Parent Only Statements	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Only Statements
Parent Only Statements

The following parent company-only financial information should be read in conjunction with the other notes to the consolidated financial statements. The accounting policies for the parent company-only financial statements are the same as those used in the presentation of the consolidated financial statements other than the parent company-only financial statements account for the parent company's investments in its subsidiaries under the equity method.

Parent Only Condensed Balance Sheets

	December 31,
	2013	2012
Assets

Total investments in subsidiaries (primarily Sallie Mae Bank)	$1,161,471	$1,083,276

Total assets	$1,161,471	$1,083,276

Liabilities and Equity
Total liabilities	$—	$—

Equity:
Affiliate investment	1,164,495	1,068,928
Accumulated other comprehensive (loss) income (net of tax (benefit) expense of ($1,849) and $8,791, respectively	(3,024)	14,348
Total equity	1,161,471	1,083,276
Total liabilities and equity	$1,161,471	$1,083,276

Parent Only Condensed Statements of Income

	Years Ended December 31,
	2013	2012	2011

Total equity in undistributed income of subsidiaries (primarily Sallie Mae Bank)	$394,270	$323,439	$81,799

Expenses:
Operating expenses	3,556	4,871	4,632
Total expenses	3,556	4,871	4,632

Income before income tax expense	390,714	318,568	77,167
Income tax expense	133,121	102,842	23,730

Net income	$257,593	$215,726	$53,437

Parent Only Condensed Statements of Cash Flows

	Years Ended December 31,
	2013	2012	2011

Cash flows from operating activities:
Net income	$257,593	$215,726	$53,437
Adjustments to reconcile net income to net cash used in operating activities:
Undistributed earnings of subsidiaries	(394,270)	(323,439)	(81,799)
Decrease (increase) in investment in subsidiaries, net	136,677	107,713	28,362
Total adjustments	(257,593)	(215,726)	(53,437)
Net cash used in operating activities	—	—	—

Cash flows from investing activities:
Net cash provided by (used in) investing activities	—	—	—

Cash flows from financing activities:
Net cash provided by (used in) financing activities	—	—	—
Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of year	—	—	—
Cash and cash equivalents at end of year	$—	$—	$—